Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Income before Provision for Income Taxes

Income before provision for income taxes is attributable to the following geographic locations for the six months ended June 30, 2025 and 2026:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Non-PRC	(53,062)	(20,431)
PRC	13,709	(13,686)
Total	(39,353)	(34,117)

Schedule of Income Tax Benefit	Income tax benefit consists of the following:
	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Current income tax (benefit)/expense	(171)	367
Total income tax (benefit)/expense	(171)	367

Schedule of Income/(Loss) before Income Taxes

The actual income tax expense reported in the Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss for each of six months ended June 30, 2025 and 2026 differs from the amount computed by applying the PRC statutory income tax rate of 25% to loss before income taxes due to the following:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Loss before income tax	(39,353)	(34,117)

Income tax benefit computed at PRC statutory tax rate	(9,838)	(8,529)
Tax effects of:
-Tax rate differential not subject to PRC income tax	14,521	5,108
-Permanent difference	(14,357)	(1,452)
-Changes in valuation allowance	9,755	5,240
-Late payment surcharge on uncertain tax position	(252)	—
	(171)	367

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to the deferred income tax assets and liabilities as of December 31, 2025 and June 30, 2026 are as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Net operating loss carrying forward	150,777	143,608
Allowance for credit losses	238,613	252,569
Payroll and accrued expenses	3,993	3,993
Long-term equity investment impairment	76,896	79,324
Intangible assets (Note (i))	17,408	15,638
Accounts payable written off	(96,984)	(96,984)
Gross deferred tax assets	390,703	398,148
Less: valuation allowance	(390,703)	(398,148)
Net deferred tax assets	—	—

(i)	In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of Movements of the Valuation Allowance

The movements of the valuation allowance are as follows:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the period	(383,153)	(392,908)
Changes of valuation allowance	(9,755)	(5,240)
Balance at the end of the period	(392,908)	(398,148)

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of total unrecognized tax benefits for the six months ended June 30, 2025 and 2026 is as follows:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Balance at the beginning of the period	(21,176)	—
Changes of unrecognized tax benefits	560	—
Balance at the end of the period	(20,616)	—